Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

August 31, 2020

EII-QTLY-1020
1.805774.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 2.9%
Verizon Communications, Inc.	2,247,900	$133,233
Entertainment - 1.6%
Cinemark Holdings, Inc.	449,200	6,581
The Walt Disney Co.	498,400	65,724
		72,305
Media - 3.5%
Comcast Corp. Class A	1,919,500	86,013
Interpublic Group of Companies, Inc.	2,307,700	40,985
Omnicom Group, Inc.	665,200	35,981
		162,979

TOTAL COMMUNICATION SERVICES		368,517

CONSUMER DISCRETIONARY - 3.7%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Destinations, Inc.	465,000	13,480
Household Durables - 0.4%
Whirlpool Corp.	115,700	20,562
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	760,000	41,633
Multiline Retail - 0.3%
Nordstrom, Inc. (a)	785,900	12,574
Specialty Retail - 1.0%
Lowe's Companies, Inc.	281,000	46,278
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	265,500	14,804
Tapestry, Inc.	1,471,200	21,671
		36,475

TOTAL CONSUMER DISCRETIONARY		171,002

CONSUMER STAPLES - 9.5%
Beverages - 2.2%
Coca-Cola European Partners PLC	553,500	22,782
Keurig Dr. Pepper, Inc.	780,800	23,291
The Coca-Cola Co.	1,150,600	56,989
		103,062
Food & Staples Retailing - 1.3%
Kroger Co.	984,600	35,131
Sysco Corp.	440,600	26,498
		61,629
Household Products - 0.5%
Reynolds Consumer Products, Inc.	635,200	21,108
Personal Products - 1.0%
Unilever NV (NY Reg.)	824,300	47,809
Tobacco - 4.5%
Altria Group, Inc.	1,735,300	75,902
British American Tobacco PLC sponsored ADR	830,000	28,029
Imperial Brands PLC	1,163,137	19,482
Philip Morris International, Inc.	1,021,400	81,498
		204,911

TOTAL CONSUMER STAPLES		438,519

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
BP PLC sponsored ADR	1,991,700	41,686
ConocoPhillips Co.	598,300	22,670
Enterprise Products Partners LP	1,432,300	25,151
Exxon Mobil Corp.	1,726,700	68,964
Suncor Energy, Inc.	1,062,000	17,041
The Williams Companies, Inc.	1,387,000	28,794
Valero Energy Corp.	509,000	26,768
Viper Energy Partners LP	546,000	5,558
		236,632
FINANCIALS - 17.5%
Banks - 6.7%
Bank of America Corp.	944,400	24,309
Bank OZK (a)	1,061,600	24,459
Citigroup, Inc.	472,000	24,129
East West Bancorp, Inc.	499,900	18,386
Huntington Bancshares, Inc.	4,788,000	45,055
M&T Bank Corp.	365,500	37,742
The Toronto-Dominion Bank	423,700	21,137
Wells Fargo & Co.	4,667,708	112,725
		307,942
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	211,000	43,228
Lazard Ltd. Class A	305,100	9,663
State Street Corp.	739,100	50,325
		103,216
Consumer Finance - 2.0%
Capital One Financial Corp.	806,100	55,645
Synchrony Financial	1,378,600	34,203
		89,848
Insurance - 6.2%
Assurant, Inc.	214,200	26,038
AXA SA	1,332,900	27,197
Chubb Ltd.	305,979	38,247
Fairfax Financial Holdings Ltd. (sub. vtg.)	80,000	24,661
First American Financial Corp.	515,200	27,084
Hartford Financial Services Group, Inc.	451,400	18,259
Old Republic International Corp.	1,814,800	29,236
The Travelers Companies, Inc.	806,600	93,598
		284,320
Mortgage Real Estate Investment Trusts - 0.4%
Starwood Property Trust, Inc.	1,183,400	18,461

TOTAL FINANCIALS		803,787

HEALTH CARE - 18.8%
Biotechnology - 2.5%
AbbVie, Inc.	782,400	74,930
Amgen, Inc.	162,700	41,215
		116,145
Health Care Providers & Services - 6.4%
Anthem, Inc.	181,900	51,208
Cigna Corp.	300,900	53,371
CVS Health Corp.	710,226	44,119
Humana, Inc.	93,500	38,818
McKesson Corp.	229,800	35,261
UnitedHealth Group, Inc.	220,400	68,886
		291,663
Pharmaceuticals - 9.9%
Bristol-Myers Squibb Co.	2,399,300	149,240
Johnson & Johnson	615,266	94,388
Merck & Co., Inc.	913,300	77,877
Roche Holding AG (participation certificate)	198,957	69,599
Royalty Pharma PLC	132,600	5,487
Sanofi SA sponsored ADR	1,129,400	57,125
		453,716

TOTAL HEALTH CARE		861,524

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	568,500	84,905
Raytheon Technologies Corp.	402,730	24,567
		109,472
Electrical Equipment - 2.0%
Hubbell, Inc. Class B	259,800	37,650
Regal Beloit Corp.	544,700	53,849
		91,499
Industrial Conglomerates - 1.3%
3M Co.	165,000	26,898
General Electric Co.	5,222,297	33,109
		60,007
Machinery - 3.1%
Allison Transmission Holdings, Inc.	1,154,900	41,426
ITT, Inc.	380,000	23,868
Otis Worldwide Corp.	885,165	55,677
Stanley Black & Decker, Inc.	146,500	23,630
		144,601
Professional Services - 1.1%
Intertrust NV (b)	1,708,800	30,670
Manpower, Inc.	239,400	17,550
		48,220
Road & Rail - 0.5%
Union Pacific Corp.	123,600	23,786
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (c)	617,500	24,490

TOTAL INDUSTRIALS		502,075

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,494,300	63,089
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	99,700	9,631
IT Services - 6.4%
Amdocs Ltd.	1,562,200	95,654
Capgemini SA	624,400	86,435
Cognizant Technology Solutions Corp. Class A	276,900	18,514
Fidelity National Information Services, Inc.	185,100	27,922
Genpact Ltd.	377,700	15,931
IBM Corp.	422,300	52,074
		296,530
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.	36,600	12,706
NXP Semiconductors NV	69,300	8,715
		21,421
Software - 1.1%
Oracle Corp.	511,700	29,279
SS&C Technologies Holdings, Inc.	318,700	20,308
		49,587

TOTAL INFORMATION TECHNOLOGY		440,258

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	534,600	17,444
DuPont de Nemours, Inc.	1,395,299	77,802
Westlake Chemical Corp. (a)	304,500	18,063
		113,309
Containers & Packaging - 0.7%
WestRock Co.	1,135,031	34,425

TOTAL MATERIALS		147,734

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Corporate Office Properties Trust (SBI)	976,000	24,049
Highwoods Properties, Inc. (SBI)	821,100	30,594
Potlatch Corp.	666,800	30,699
Ryman Hospitality Properties, Inc.	250,500	9,559
SL Green Realty Corp.	140,700	6,579
Store Capital Corp.	669,900	18,114
		119,594
UTILITIES - 8.0%
Electric Utilities - 5.3%
Duke Energy Corp.	981,400	78,846
Edison International	855,494	44,896
Entergy Corp.	161,400	16,001
Exelon Corp.	1,790,700	66,095
FirstEnergy Corp.	569,300	16,276
Pinnacle West Capital Corp.	315,300	23,127
		245,241
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	675,300	12,986
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	3,378,600	67,809
Dominion Energy, Inc.	525,600	41,228
		109,037

TOTAL UTILITIES		367,264

TOTAL COMMON STOCKS
(Cost $4,402,684)		4,456,906

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.12% (d)	130,457,389	130,483
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	24,213,472	24,216
TOTAL MONEY MARKET FUNDS
(Cost $154,699)		154,699
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,557,383)		4,611,605
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(18,030)
NET ASSETS - 100%		$4,593,575

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,670,000 or 0.7% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$834
Fidelity Securities Lending Cash Central Fund	303
Total	$1,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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